Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Investment companies: 98.68%
Affiliated master portfolios: 55.26%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 38,414,546
Allspring Core Bond Portfolio		42,978,432
Allspring Disciplined Large Cap Portfolio		27,141,078
Allspring Emerging Growth Portfolio		1,674,481
Allspring Factor Enhanced Emerging Markets Equity Portfolio		2,024,178
Allspring Factor Enhanced International Equity Portfolio		16,251,383
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		9,244,172
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		2,784,121
Allspring Real Return Portfolio		17,141,326
Allspring Small Company Value Portfolio		1,676,063
		159,329,780
Alternative investment funds: 6.44%
Allspring Alternative Risk Premia Fund Class R6 ♠†	605,111	5,603,328
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,990,307	12,976,804
		18,580,132
Bond funds: 18.59%
Allspring Global Investment Grade Credit Fund Class R6 ♠	984,555	8,506,554
Allspring High Yield Bond Fund Institutional Class ♠	4,132,189	12,065,991
Allspring Income Plus Fund Institutional Class ♠	3,814,461	33,033,232
		53,605,777
Exchange-traded funds: 10.64%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	51,927	1,458,629
iShares Core MSCI EAFE ETF	86,154	5,021,917
iShares Core MSCI Emerging Markets ETF	53,570	2,596,002
iShares Core S&P 500 ETF	26,729	10,616,224
iShares Core S&P Small-Cap ETF	40,104	3,898,109
iShares Core U.S. Aggregate Bond ETF	70,556	7,105,695
		30,696,576
Multi-asset funds: 3.47%
Allspring Diversified Income Builder Fund Class R6 ♠	1,878,613	9,994,221
Stock funds: 4.28%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	358,753	3,304,115
Allspring Emerging Markets Equity Fund Class R6 ♠	96,822	2,326,643
Allspring Premier Large Company Growth Fund Class R6 ♠†	267,379	3,307,481
Allspring Special Large Cap Value Fund Class R6 ♠†	303,348	3,397,500
		12,335,739
Total Investment companies (Cost $295,395,769)		284,542,225

See accompanying notes to portfolio of investments

Allspring Spectrum Conservative Growth Fund  |  1

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.45%
Investment companies: 0.45%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	1,280,702	$ 1,280,702
Total Short-term investments (Cost $1,280,702)				1,280,702
Total investments in securities (Cost $296,676,471)	99.13%			285,822,927
Other assets and liabilities, net	0.87			2,521,623
Total net assets	100.00%			$288,344,550

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$5,907,585	$44,694	$(545,842)	$(42,833)	$239,724	$5,603,328
Allspring Discovery Large Cap Growth Fund Class R6†	3,720,335	99,356	(543,672)	(107,640)	135,736	3,304,115
Allspring Diversified Income Builder Fund Class R6	10,795,571	115,459	(436,139)	(35,987)	(444,683)	9,994,221
Allspring Emerging Markets Equity Fund Class R6	2,548,936	55,719	(120,874)	(57,858)	(99,280)	2,326,643
Allspring Global Investment Grade Credit Fund Class R6	9,264,236	67,361	(489,467)	(99,407)	(236,169)	8,506,554
Allspring High Yield Bond Fund Institutional Class	13,050,676	204,656	(550,963)	(88,401)	(549,977)	12,065,991
Allspring Income Plus Fund Institutional Class	35,290,646	481,546	(1,551,580)	(169,614)	(1,017,766)	33,033,232
Allspring Premier Large Company Growth Fund Class R6†	3,721,531	89,298	(488,383)	(79,569)	64,604	3,307,481
Allspring Special Large Cap Value Fund Class R6†	3,706,054	47,085	(204,021)	(19,526)	(132,092)	3,397,500
Short-term investments
Allspring Government Money Market Fund Select Class	1,280,702	7,275,091	(7,275,091)	0	0	1,280,702
				$(700,835)	$(2,039,903)	$82,819,767

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Conservative Growth Fund

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	605,111	$0
Allspring Discovery Large Cap Growth Fund Class R6†	358,753	0
Allspring Diversified Income Builder Fund Class R6	1,878,613	115,459
Allspring Emerging Markets Equity Fund Class R6	96,822	0
Allspring Global Investment Grade Credit Fund Class R6	984,555	52,353
Allspring High Yield Bond Fund Institutional Class	4,132,189	166,948
Allspring Income Plus Fund Institutional Class	3,814,461	276,404
Allspring Premier Large Company Growth Fund Class R6†	267,379	0
Allspring Special Large Cap Value Fund Class R6†	303,348	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,280,702	2,428
		$613,592

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	9.86%	13.87%	$(863,967)	$(184,660)	$176,977	$0	$17,737	$38,414,546
Allspring Core Bond Portfolio	0.94	0.92	(911,451)	(539,044)	299,026	0	8,105	42,978,432
Allspring Disciplined Large Cap Portfolio	11.17	11.16	112,087	(1,636,901)	0	135,211	2,029	27,141,078
Allspring Emerging Growth Portfolio	0.49	0.45	(59,565)	110,957	0	1,135	555	1,674,481
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.64	1.78	(70,035)	(156,488)	0	33,480	292	2,024,178
Allspring Factor Enhanced International Equity Portfolio	3.32	3.56	(240,732)	(1,766,630)	0	87,913	2,297	16,251,383
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.72	1.93	318,395	(769,839)	0	38,634	826	9,244,172
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.05	2.30	(20,522)	(46,813)	0	12,218	356	2,784,121
Allspring Real Return Portfolio	7.88	7.99	(16,953)	(864,771)	387,666	16,759	563	17,141,326
Allspring Small Company Value Portfolio	0.31	0.29	16,666	(123,761)	0	8,154	530	1,676,063
			$(1,736,077)	$(5,977,950)	$863,669	$333,504	$33,290	$159,329,780
See accompanying notes to portfolio of investments

Allspring Spectrum Conservative Growth Fund  |  3

Portfolio of investments—August 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	118	9-16-2022	$8,244,277	$8,674,180	$429,903	$0
E-Mini Energy Select Sector Futures	45	9-16-2022	3,506,698	3,772,350	265,652	0
MSCI Emerging Markets Index	96	9-16-2022	4,846,024	4,713,120	0	(132,904)
Australian Dollar Futures	91	9-19-2022	6,543,157	6,231,225	0	(311,932)
Japanese Yen Futures	95	9-19-2022	8,779,069	8,571,375	0	(207,694)
10-Year U.S. Treasury Notes	370	12-20-2022	43,571,693	43,255,313	0	(316,380)
Short
E-Mini Russell 2000 Index	(21)	9-16-2022	(2,001,070)	(1,936,830)	64,240	0
E-Mini S&P 500 Index Futures	(110)	9-16-2022	(22,587,041)	(21,760,750)	826,291	0
Euro Stoxx 50 Index	(119)	9-16-2022	(4,172,536)	(4,209,536)	0	(37,000)
MSCI EAFE Index	(35)	9-16-2022	(3,279,746)	(3,197,425)	82,321	0
British Pound Futures	(81)	9-19-2022	(6,372,011)	(5,881,613)	490,398	0
Euro FX Futures	(68)	9-19-2022	(8,682,499)	(8,547,600)	134,899	0
U.S. Ultra Treasury Bonds	(69)	12-20-2022	(10,334,751)	(10,315,500)	19,251	0
					$2,312,955	$(1,005,910)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Conservative Growth Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Spectrum Conservative Growth Fund  |  5

Notes to portfolio of investments—August 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$125,212,445	$0	$0	$125,212,445
Short-term investments
Investment companies	1,280,702	0	0	1,280,702
Investments measured at net asset value*				159,329,780
	126,493,147	0	0	285,822,927
Futures contracts	2,312,955	0	0	2,312,955
Total assets	$128,806,102	$0	$0	$288,135,882
Liabilities
Futures contracts	$1,005,910	$0	$0	$1,005,910
Total liabilities	$1,005,910	$0	$0	$1,005,910

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $159,329,780 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2022, $2,778,838 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

6  |  Allspring Spectrum Conservative Growth Fund